Distribution Date:	03/17/26	JPMCC Commercial Mortgage Securities Trust 2016-JP3
Determination Date:	03/11/26
Next Distribution Date:	04/17/26
Record Date:	02/27/26	Commercial Mortgage Pass-Through Certificates
Series 2016-JP3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 272-6858
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	KeyBank National Association
Mortgage Loan Detail (Part 1)	13-14		Attention: Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22-23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
		Directing Certificateholder	Cytium Investment Management
Historical Liquidated Loan Detail	25		-
Historical Bond / Collateral Loss Reconciliation Detail	26-28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46590RAA7	1.461500%	45,932,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46590RAB5	2.434700%	97,274,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46590RAC3	2.522900%	16,726,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46590RAD1	2.626500%	300,000,000.00	141,026,499.16	2,099,146.71	308,671.75	0.00	0.00	2,407,818.46	138,927,352.45	41.17%	30.00%
A-5	46590RAE9	2.870400%	342,359,000.00	342,359,000.00	0.00	818,922.73	0.00	0.00	818,922.73	342,359,000.00	41.17%	30.00%
A-SB	46590RAF6	2.776500%	49,955,000.00	3,200,021.15	3,200,021.15	7,404.05	0.00	0.00	3,207,425.20	0.00	0.00%	30.00%
A-S	46590RAJ8	3.144000%	118,706,000.00	118,706,000.00	0.00	311,009.72	0.00	0.00	311,009.72	118,706,000.00	26.66%	20.25%
B	46590RAK5	3.396700%	56,309,000.00	56,309,000.00	0.00	159,387.32	0.00	0.00	159,387.32	56,309,000.00	19.78%	15.63%
C	46590RAL3	3.375783%	50,222,000.00	50,222,000.00	0.00	147,862.99	0.00	0.00	147,862.99	50,222,000.00	13.64%	11.50%
D	46590RAP4	3.375783%	54,787,000.00	54,787,000.00	0.00	0.00	0.00	0.00	0.00	54,787,000.00	6.94%	7.00%
E	46590RAR0	4.125783%	22,828,000.00	22,828,000.00	0.00	0.00	0.00	0.00	0.00	22,828,000.00	4.15%	5.13%
F	46590RAT6	4.125783%	15,219,000.00	15,219,000.00	0.00	0.00	0.00	0.00	0.00	15,219,000.00	2.29%	3.87%
NR	46590RAV1	4.125783%	47,177,696.00	24,304,594.16	0.00	0.00	0.00	5,564,737.18	0.00	18,739,856.98	0.00%	0.00%
R	46590RAX7	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,217,494,796.00	828,961,114.47	5,299,167.86	1,753,258.56	0.00	5,564,737.18	7,052,426.42	818,097,209.43

X-A	46590RAG4	1.259049%	970,952,000.00	605,291,520.31	0.00	635,076.36	0.00	0.00	635,076.36	599,992,352.45
X-B	46590RAH2	0.729083%	56,309,000.00	56,309,000.00	0.00	34,211.62	0.00	0.00	34,211.62	56,309,000.00
X-C	46590RAM1	0.750000%	105,009,000.00	105,009,000.00	0.00	65,630.62	0.00	0.00	65,630.62	105,009,000.00
Notional SubTotal			1,132,270,000.00	766,609,520.31	0.00	734,918.60	0.00	0.00	734,918.60	761,310,352.45

Deal Distribution Total					5,299,167.86	2,488,177.16	0.00	5,564,737.18	7,787,345.02

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46590RAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46590RAB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46590RAC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46590RAD1	470.08833053	6.99715570	1.02890583	0.00000000	0.00000000	0.00000000	0.00000000	8.02606153	463.09117483
A-5	46590RAE9	1,000.00000000	0.00000000	2.39200001	0.00000000	0.00000000	0.00000000	0.00000000	2.39200001	1,000.00000000
A-SB	46590RAF6	64.05807527	64.05807527	0.14821439	0.00000000	0.00000000	0.00000000	0.00000000	64.20628966	0.00000000
A-S	46590RAJ8	1,000.00000000	0.00000000	2.62000000	0.00000000	0.00000000	0.00000000	0.00000000	2.62000000	1,000.00000000
B	46590RAK5	1,000.00000000	0.00000000	2.83058339	0.00000000	0.00000000	0.00000000	0.00000000	2.83058339	1,000.00000000
C	46590RAL3	1,000.00000000	0.00000000	2.94418761	(0.13103500)	1.48055514	0.00000000	0.00000000	2.94418761	1,000.00000000
D	46590RAP4	1,000.00000000	0.00000000	0.00000000	2.81315257	35.10046818	0.00000000	0.00000000	0.00000000	1,000.00000000
E	46590RAR0	1,000.00000000	0.00000000	0.00000000	3.43815271	64.72139828	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46590RAT6	1,000.00000000	0.00000000	0.00000000	3.43815231	72.60234707	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46590RAV1	515.17128263	0.00000000	0.00000000	1.77123741	101.55619024	0.00000000	117.95271181	0.00000000	397.21857083
R	46590RAX7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46590RAG4	623.40004481	0.00000000	0.65407596	0.00000000	0.00000000	0.00000000	0.00000000	0.65407596	617.94234159
X-B	46590RAH2	1,000.00000000	0.00000000	0.60756931	0.00000000	0.00000000	0.00000000	0.00000000	0.60756931	1,000.00000000
X-C	46590RAM1	1,000.00000000	0.00000000	0.62499995	0.00000000	0.00000000	0.00000000	0.00000000	0.62499995	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02/01/26 - 02/28/26	30	0.00	308,671.75	0.00	308,671.75	0.00	0.00	0.00	308,671.75	0.00
A-5	02/01/26 - 02/28/26	30	0.00	818,922.73	0.00	818,922.73	0.00	0.00	0.00	818,922.73	0.00
A-SB	02/01/26 - 02/28/26	30	0.00	7,404.05	0.00	7,404.05	0.00	0.00	0.00	7,404.05	0.00
X-A	02/01/26 - 02/28/26	30	0.00	635,076.36	0.00	635,076.36	0.00	0.00	0.00	635,076.36	0.00
X-B	02/01/26 - 02/28/26	30	0.00	34,211.62	0.00	34,211.62	0.00	0.00	0.00	34,211.62	0.00
X-C	02/01/26 - 02/28/26	30	0.00	65,630.63	0.00	65,630.63	0.00	0.00	0.00	65,630.62	0.00
A-S	02/01/26 - 02/28/26	30	0.00	311,009.72	0.00	311,009.72	0.00	0.00	0.00	311,009.72	0.00
B	02/01/26 - 02/28/26	30	0.00	159,387.32	0.00	159,387.32	0.00	0.00	0.00	159,387.32	0.00
C	02/01/26 - 02/28/26	30	80,710.23	141,282.15	0.00	141,282.15	(6,580.84)	0.00	0.00	147,862.99	74,356.44
D	02/01/26 - 02/28/26	30	1,763,962.86	154,124.19	0.00	154,124.19	154,124.19	0.00	0.00	0.00	1,923,049.35
E	02/01/26 - 02/28/26	30	1,394,180.53	78,486.15	0.00	78,486.15	78,486.15	0.00	0.00	0.00	1,477,460.08
F	02/01/26 - 02/28/26	30	1,049,003.24	52,325.24	0.00	52,325.24	52,325.24	0.00	0.00	0.00	1,104,935.12
NR	02/01/26 - 02/28/26	30	4,691,494.09	83,562.90	0.00	83,562.90	83,562.90	0.00	0.00	0.00	4,791,187.07
Totals			8,979,350.95	2,850,094.81	0.00	2,850,094.81	361,917.64	0.00	0.00	2,488,177.16	9,370,988.06

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	7,787,345.02
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,688,667.85	Master Servicing Fee	3,577.20
Interest Reductions due to Nonrecoverability Determination	(326,290.35)	Certificate Administrator Fee	3,176.68
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	322.18
ARD Interest	0.00	Operating Advisor Fee	1,012.13
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	265.68
Extension Interest	0.00
Interest Reserve Withdrawal	168,408.81
Total Interest Collected	2,530,786.31	Total Fees	8,353.88

Principal		Expenses/Reimbursements
Scheduled Principal	629,377.86	Reimbursement for Interest on Advances	(3,454.21)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	10,234,527.18	Special Servicing Fees (Monthly)	35,581.68
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,127.77
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	5,564,737.18
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	10,863,905.04	Total Expenses/Reimbursements	5,598,992.42

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,488,177.16
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	5,299,167.86
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	7,787,345.02
Total Funds Collected	13,394,691.35	Total Funds Distributed	13,394,691.32

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	828,458,181.13	828,458,181.13	Beginning Certificate Balance	828,961,114.47
(-) Scheduled Principal Collections	629,377.86	629,377.86	(-) Principal Distributions	5,299,167.86
(-) Unscheduled Principal Collections	10,234,527.18	10,234,527.18	(-) Realized Losses	5,564,737.18
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	5,564,737.18
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	817,594,276.09	817,594,276.09	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	829,190,557.21	829,190,557.21	Ending Certificate Balance	818,097,209.43
Ending Actual Collateral Balance	818,345,116.08	818,345,116.08

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	502,933.34
Beginning Cumulative Advances	4,433,997.78	502,933.34	UC / (OC) Change	0.00
Current Period Advances	5,564,737.18	0.00	Ending UC / (OC)	502,933.34
Ending Cumulative Advances	9,998,734.96	502,933.34	Net WAC Rate	4.13%
			UC / (OC) Interest	1,729.16
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	167,376,366.44	20.47%	5	4.1897	NAP	Defeased	11	167,376,366.44	20.47%	5	4.1897	NAP
	9,999,999 or less	11	69,269,500.61	8.47%	4	4.6900	1.002067	1.24 or less	10	202,474,999.70	24.76%	4	4.1360	0.516209
10,000,000 to 19,999,999		5	84,761,754.86	10.37%	4	4.8159	1.684677	1.25 to 1.74	7	105,702,871.32	12.93%	5	4.7859	1.353996
20,000,000 to 24,999,999		2	46,989,247.40	5.75%	5	3.3940	(0.590000)	1.75 to 2.24	5	95,991,418.13	11.74%	6	4.5474	2.191615
25,000,000 to 49,999,999		4	149,197,406.78	18.25%	5	4.5917	1.595590	2.25 to 2.74	2	66,048,620.50	8.08%	4	4.6666	2.424368
	50,000,000 or greater	4	300,000,000.00	36.69%	5	3.7457	2.665333	2.75 or greater	2	180,000,000.00	22.02%	5	3.4073	3.355556
	Totals	37	817,594,276.09	100.00%	5	4.1617	2.026465	Totals	37	817,594,276.09	100.00%	5	4.1617	2.026465
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	13	167,376,366.44	20.47%	5	4.1897	NAP
							Defeased	13	167,376,366.44	20.47%	5	4.1897	NAP
Arizona	2	67,051,473.02	8.20%	5	4.5000	2.103615
							Industrial	3	85,493,262.55	10.46%	5	4.7083	2.377886
California	4	164,122,973.02	20.07%	4	3.9526	0.401735
							Lodging	4	33,935,448.62	4.15%	3	5.4027	1.040776
Florida	2	17,819,476.61	2.18%	3	5.3939	1.112178
							Mixed Use	3	132,236,341.12	16.17%	5	4.0630	0.362503
Georgia	2	11,007,927.96	1.35%	5	4.5015	1.572988
							Office	13	281,060,618.44	34.38%	5	3.8540	2.199233
Indiana	4	65,201,759.50	7.97%	6	4.4054	2.224842
							Retail	6	115,768,731.29	14.16%	4	4.2051	2.713602
Louisiana	2	7,778,264.88	0.95%	6	4.7500	1.930000
							Self Storage	1	1,723,507.63	0.21%	6	4.7500	1.930000
Mississippi	1	3,079,803.69	0.38%	5	5.3500	1.290000
							Totals	43	817,594,276.09	100.00%	5	4.1617	2.026465
New Jersey	7	65,279,328.21	7.98%	5	4.8510	1.926595

New York	2	115,139,294.38	14.08%	6	3.0318	3.144155

North Carolina	1	8,960,007.39	1.10%	3	5.3000	0.880000

Ohio	1	37,134,688.36	4.54%	5	4.9200	1.280000

Tennessee	1	80,000,000.00	9.78%	4	4.0920	3.250000

Utah	1	7,642,912.63	0.93%	4	5.4000	1.410000

Totals	43	817,594,276.09	100.00%	5	4.1617	2.026465

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	167,376,366.44	20.47%	5	4.1897	NAP	Defeased	11	167,376,366.44	20.47%	5	4.1897	NAP
	3.99999% or less	5	160,000,000.00	19.57%	6	3.0599	1.928750	12 months or less	26	650,217,909.65	79.53%	5	4.1545	1.879590
	4.00000% to 4.49999%	6	256,482,996.45	31.37%	5	4.2069	2.024138	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	8	169,750,272.12	20.76%	5	4.6899	1.788516	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	7	63,984,641.08	7.83%	2	5.2617	1.418855	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	817,594,276.09	100.00%	5	4.1617	2.026465	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	37	817,594,276.09	100.00%	5	4.1617	2.026465
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	167,376,366.44	20.47%	5	4.1897	NAP	Defeased	11	167,376,366.44	20.47%	5	4.1897	NAP
	60 months or less	26	650,217,909.65	79.53%	5	4.1545	1.879590	Interest Only	9	408,587,500.00	49.97%	5	3.7838	2.154555
61 months to 110 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	17	241,630,409.65	29.55%	4	4.7815	1.414635
	111 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	37	817,594,276.09	100.00%	5	4.1617	2.026465	Totals	37	817,594,276.09	100.00%	5	4.1617	2.026465
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	167,376,366.44	20.47%	5	4.1897	NAP			No outstanding loans in this group
Underwriter's Information		1	28,373,565.66	3.47%	6	4.6800	1.360339
	12 months or less	23	600,300,567.28	73.42%	5	4.1129	1.923447
	13 months to 24 months	1	3,079,803.69	0.38%	5	5.3500	1.290000
	25 months or greater	1	18,463,973.02	2.26%	5	4.5000	1.350000
	Totals	37	817,594,276.09	100.00%	5	4.1617	2.026465
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30311571	OF	New York	NY	Actual/360	2.860%	222,405.56	0.00	0.00	N/A	09/01/26	--	100,000,000.00	100,000,000.00	03/01/26
3	30311572	RT	Nashville	TN	Actual/360	4.092%	254,613.33	0.00	0.00	N/A	07/01/26	--	80,000,000.00	80,000,000.00	03/01/26
5	30311578	OF	Oakland	CA	Actual/360	4.140%	193,200.00	0.00	0.00	N/A	07/01/26	--	60,000,000.00	60,000,000.00	03/01/26
6	30311580	OF	Indianapolis	IN	Actual/360	4.367%	203,788.67	0.00	0.00	N/A	09/01/26	--	60,000,000.00	60,000,000.00	03/01/26
7	30311600	IN	Phoenix	AZ	Actual/360	4.500%	170,056.25	0.00	0.00	N/A	08/06/26	--	48,587,500.00	48,587,500.00	03/06/26
8	30311404	MU	Westlake	OH	Actual/360	4.920%	142,371.49	70,405.72	0.00	N/A	08/06/26	--	37,205,094.08	37,134,688.36	03/06/26
9	30311582	OF	Oakland	CA	Actual/360	4.140%	127,190.00	0.00	0.00	N/A	07/01/26	--	39,500,000.00	39,500,000.00	03/01/26
10	30311583	MU	Laguna Niguel	CA	Actual/360	4.300%	117,633.52	71,159.94	0.00	N/A	08/01/26	--	35,172,812.70	35,101,652.76	03/01/26
11	30311601	LO	Salt Lake City	UT	Actual/360	5.320%	122,116.54	72,675.02	0.00	N/A	09/06/26	--	29,512,589.32	29,439,914.30	03/06/26
12	30311616	OF	Princeton	NJ	Actual/360	4.680%	0.00	0.00	0.00	N/A	09/06/26	--	28,373,565.66	28,373,565.66	12/06/23
14	30311602	OF	Ashburn	VA	Actual/360	3.400%	74,044.44	0.00	0.00	N/A	08/06/26	--	28,000,000.00	28,000,000.00	03/06/26
18	30311603	IN	North Bergen	NJ	Actual/360	4.850%	73,539.89	50,468.69	0.00	N/A	08/06/26	--	19,495,110.74	19,444,642.05	03/06/26
20	30311590	OF	Mesa	AZ	Actual/360	4.500%	0.00	0.00	0.00	N/A	08/01/26	--	18,463,973.02	18,463,973.02	10/01/24
21	30311618	RT	Cicero	NY	Actual/360	4.170%	49,299.11	60,840.95	0.00	N/A	08/06/26	--	15,200,135.33	15,139,294.38	03/06/26
22	30311619	IN	Hillside	NJ	Actual/360	5.130%	69,826.01	39,132.92	0.00	N/A	06/06/26	--	17,500,253.42	17,461,120.50	03/06/26
24	30311604	OF	Manassas	VA	Actual/360	3.400%	50,244.44	0.00	0.00	N/A	08/06/26	--	19,000,000.00	19,000,000.00	03/06/26
28	30311621	LO	Orlando	FL	Actual/360	5.480%	60,899.21	35,411.71	0.00	N/A	05/06/26	--	14,288,136.62	14,252,724.91	03/06/26
31	30311624	IN	Las Vegas	NV	Actual/360	4.600%	40,046.98	29,672.65	0.00	N/A	08/06/26	--	11,193,255.46	11,163,582.81	03/06/26
32	30311605	OF	Haymarket	VA	Actual/360	3.400%	34,377.78	0.00	0.00	N/A	08/06/26	--	13,000,000.00	13,000,000.00	03/06/26
33	30311597	LO	Fayetteville	NC	Actual/360	5.300%	37,028.01	22,528.41	0.00	N/A	06/01/26	--	8,982,535.80	8,960,007.39	03/01/26
34	30311625	Various Various		NY	Actual/360	4.550%	32,952.73	20,561.63	0.00	N/A	08/06/26	--	9,311,602.26	9,291,040.63	03/06/26
35	30311577	OF	Los Angeles	CA	Actual/360	5.070%	35,646.88	18,463.91	0.00	N/A	01/06/26	--	9,039,784.17	9,021,320.26	12/06/25
37	30311598	Various West Monroe		LA	Actual/360	4.750%	28,811.28	20,275.73	0.00	N/A	09/01/26	--	7,798,540.61	7,778,264.88	03/01/26
38	30311626	LO	Layton	UT	Actual/360	5.400%	32,179.70	18,919.60	0.00	N/A	07/06/26	--	7,661,832.23	7,642,912.63	03/06/26
40	30311627	LO	Aiken	SC	Actual/360	4.990%	23,540.63	6,065,436.91	0.00	N/A	06/06/26	--	6,065,436.91	0.00	03/06/26
41	30311628	RT	Suwanee	GA	Actual/360	4.350%	21,166.65	14,103.32	0.00	N/A	08/06/26	--	6,256,152.63	6,242,049.31	03/06/26
42	30311607	OF	Fort Wayne	IN	Actual/360	4.850%	19,673.39	13,571.20	0.00	N/A	07/06/26	--	5,215,330.70	5,201,759.50	03/06/26
43	30311608	MF	Gastonia	NC	Actual/360	4.530%	18,986.67	12,665.55	0.00	N/A	08/06/26	--	5,388,836.28	5,376,170.73	03/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
44	30311609	RT	Douglasville	GA	Actual/360	4.700%	17,468.04	12,612.95	0.00	N/A	07/06/26	--	4,778,491.60	4,765,878.65	03/06/26
45	30311610	MU	Woodridge	IL	Actual/360	4.500%	15,935.88	12,185.15	0.00	N/A	08/06/26	--	4,553,107.82	4,540,922.67	03/06/26
46	30311611	LO	Durham	NC	Actual/360	5.020%	16,277.98	4,169,090.27	0.00	N/A	06/06/26	--	4,169,090.27	0.00	03/06/26
47	30311612	LO	Ellensburg	WA	Actual/360	5.410%	15,266.15	13,343.90	0.00	N/A	07/06/26	--	3,628,079.20	3,614,735.30	03/06/26
48	30311629	RT	Various	Various	Actual/360	4.300%	14,882.78	0.00	0.00	N/A	09/06/26	--	4,450,000.00	4,450,000.00	03/06/26
49	30311613	RT	Riverview	FL	Actual/360	5.050%	14,044.90	9,035.04	0.00	N/A	09/06/26	--	3,575,786.74	3,566,751.70	03/06/26
50	30311614	LO	Canton	MS	Actual/360	5.350%	12,862.61	11,343.87	0.00	N/A	08/06/26	--	3,091,147.56	3,079,803.69	03/06/26
04A2EMPC
	30311573	MU	San Francisco	CA	Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	6,505,376.30	6,505,376.30	09/01/23
2
04A2EMPC
	30311574				Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	23,494,623.70	23,494,623.70	09/01/23
3
04A2SFCC
	30311575				Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	23,494,623.70	23,494,623.70	09/01/23
2
04A2SFCC
	30311576				Actual/360	3.394%	0.00	0.00	0.00	N/A	08/01/26	--	6,505,376.30	6,505,376.30	09/01/23
3
Totals							2,362,377.50	10,863,905.04	0.00				828,458,181.13	817,594,276.09
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	109,046,514.60	120,275,258.40	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	49,662,837.44	52,093,603.81	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	8,526,506.24	5,734,552.02	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	14,931,946.96	14,228,974.32	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,385,680.61	5,718,725.15	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	13,285,402.75	12,480,304.70	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	2,645,036.70	2,620,690.38	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	07/11/25	25,222,737.74	56,419.88	(297.04)	1,308,641.87	908,222.50	950,000.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	2,774,728.21	3,412,206.48	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	05/12/25	9,592,159.15	0.00	(193.30)	668,354.22	103,480.78	0.00
21	1,557,485.02	1,653,593.64	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	6,202,104.37	6,852,100.20	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	6,623,495.94	3,229,268.95	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,099,408.30	780,079.25	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	948,977.97	1,269,990.50	01/01/25	06/30/25	--	0.00	0.00	54,037.46	162,219.19	0.00	0.00
37	0.00	1,216,435.37	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,189,057.48	993,327.81	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	671,734.51	710,418.46	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	902,709.54	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
44	622,907.43	612,269.40	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	463,625.51	602,728.82	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	447,889.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
04A2EMPC2	(16,543,101.03)	(9,598,896.51)	01/01/25	09/30/25	11/06/25	5,131,106.80	110,897.97	(46.45)	65,049.08	0.00	65,132.18
04A2EMPC3	(16,543,101.03)	(9,598,896.51)	01/01/25	09/30/25	11/06/25	18,531,352.81	400,547.97	(167.75)	612,810.73	0.00	1,110,893.80
04A2SFCC2	(16,543,101.03)	(9,598,896.51)	01/01/25	09/30/25	11/06/25	18,531,352.81	400,547.97	(167.75)	612,810.73	0.00	2,766,503.94
04A2SFCC3	(16,543,101.03)	(9,598,896.51)	01/01/25	09/30/25	11/06/25	5,131,106.80	110,906.86	(46.45)	75,999.55	0.00	672,207.26
Totals	159,912,935.89	196,991,651.16				82,139,816.11	1,079,320.65	53,118.72	3,505,885.37	1,011,703.28	5,564,737.18

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
40	30311627	6,065,436.91	Payoff Prior to Maturity	0.00	0.00
46	30311611	4,169,090.27	Payoff Prior to Maturity	0.00	0.00
Totals		10,234,527.18		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/26	0	0.00	0	0.00	6	106,837,538.68	0	0.00	4	60,000,000.00	0	0.00	0	0.00	2	10,234,527.18	4.161737%	4.148219%	5
02/18/26	0	0.00	0	0.00	6	106,837,538.68	0	0.00	4	60,000,000.00	0	0.00	0	0.00	0	0.00	4.172641%	4.159122%	6
01/16/26	0	0.00	0	0.00	6	106,837,538.68	0	0.00	4	60,000,000.00	0	0.00	0	0.00	0	0.00	4.173096%	4.159575%	7
12/17/25	0	0.00	0	0.00	6	106,837,538.68	0	0.00	4	60,000,000.00	0	0.00	0	0.00	0	0.00	4.173548%	4.160026%	8
11/18/25	0	0.00	0	0.00	6	106,837,538.68	4	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.174029%	4.160505%	9
10/20/25	0	0.00	0	0.00	6	106,837,538.68	4	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.174476%	4.160951%	10
09/17/25	0	0.00	0	0.00	6	106,837,538.68	4	60,000,000.00	0	0.00	0	0.00	0	0.00	1	2,339,909.95	4.174952%	4.161425%	11
08/15/25	0	0.00	0	0.00	6	106,837,538.68	4	60,000,000.00	0	0.00	0	0.00	0	0.00	1	24,567,619.19	4.178408%	4.164879%	12
07/17/25	0	0.00	0	0.00	6	106,837,538.68	4	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.179456%	4.165927%	13
06/17/25	0	0.00	0	0.00	6	106,837,538.68	4	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.179914%	4.166384%	14
05/16/25	0	0.00	0	0.00	6	106,837,538.68	4	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.180339%	4.166807%	15
04/17/25	0	0.00	0	0.00	6	106,837,538.68	4	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.180792%	4.167259%	16
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	30311616	12/06/23	26	6	(297.04)	1,308,641.87	961,164.88	28,831,382.48	08/02/23	2
20	30311590	10/01/24	16	6	(193.30)	668,354.22	163,318.39	18,709,433.78	05/23/24	2
35	30311577	12/06/25	2	5	54,037.46	162,219.19	0.00	9,068,882.67	01/14/26	98
04A2EMPC2	30311573	09/01/23	29	6	(46.45)	65,049.08	0.00	6,505,376.30	06/21/23	7			11/12/25
04A2EMPC3	30311574	09/01/23	29	6	(167.75)	612,810.73	0.00	23,494,623.70	06/21/23	7			11/12/25
04A2SFCC2	30311575	09/01/23	29	6	(167.75)	612,810.73	0.00	23,494,623.70	06/21/23	7			11/12/25
04A2SFCC3	30311576	09/01/23	29	6	(46.45)	75,999.55	0.00	6,505,376.30	06/21/23	7			11/12/25
Totals					53,118.72	3,505,885.37	1,124,483.27	116,609,698.93
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		9,021,320	0	9,021,320		0
0 - 6 Months		808,572,956	701,735,417	46,837,539		60,000,000
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-26	817,594,276	701,735,417	0	9,021,320	46,837,539	60,000,000
Feb-26	828,458,181	712,580,858	0	9,039,784	46,837,539	60,000,000
Jan-26	829,015,515	713,123,611	0	9,054,365	46,837,539	60,000,000
Dec-25	829,570,532	722,732,993	0	0	46,837,539	60,000,000
Nov-25	830,159,658	723,322,119	0	0	46,837,539	60,000,000
Oct-25	830,709,916	723,872,377	0	0	46,837,539	60,000,000
Sep-25	831,294,456	724,456,917	0	0	46,837,539	60,000,000
Aug-25	834,179,904	727,342,365	0	0	46,837,539	60,000,000
Jul-25	859,340,927	752,503,388	0	0	46,837,539	60,000,000
Jun-25	859,971,889	753,134,350	0	0	46,837,539	60,000,000
May-25	860,560,250	753,722,711	0	0	46,837,539	60,000,000
Apr-25	861,186,351	754,348,813	0	0	46,837,539	60,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
04A2EMPC2	30311573	6,505,376.30	6,505,376.30	195,000,000.00	07/03/25	(11,398,582.31)	(0.59000)	09/30/25	08/01/26	I/O
04A2EMPC3	30311574	23,494,623.70	23,494,623.70	195,000,000.00	07/03/25	(11,398,582.31)	(0.59000)	09/30/25	08/01/26	I/O
04A2SFCC2	30311575	23,494,623.70	23,494,623.70	195,000,000.00	07/03/25	(11,398,582.31)	(0.59000)	09/30/25	08/01/26	I/O
04A2SFCC3	30311576	6,505,376.30	6,505,376.30	195,000,000.00	07/03/25	(11,398,582.31)	(0.59000)	09/30/25	08/01/26	I/O
5	30311578	60,000,000.00	60,000,000.00	212,000,000.00	06/22/16	4,137,847.02	1.02000	09/30/25	07/01/26	I/O
12	30311616	28,373,565.66	28,831,382.48		--	5,316,671.00	1.36034	--	09/06/26	245
20	30311590	18,463,973.02	18,709,433.78	6,200,000.00	12/18/24	1,811,680.30	1.35000	09/30/23	08/01/26	244
35	30311577	9,021,320.26	9,068,882.67	54,300,000.00	08/19/16	1,129,266.50	0.48000	06/30/25	01/06/26	245
Totals		175,858,858.94	176,609,698.93	1,052,500,000.00		(33,198,864.42)

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 30

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
04A2EMPC
	30311573	MU	CA	06/21/23	7
2

12/01/2025 - The REO Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union Square

Market in San Francisco, CA. Lender completed the foreclosure action on 11/12/2025. Lender is working with the Receiver to finalize the court appointed receivership within 60 days of the sale. Management and Leasing continue to be handled by JLL who was working with the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until Bloomingdales (non-owned anchor) closed on April 13, 2025. Most tenants at the Property exercised co-tenancy lease termina tion rights and physical occupancy is below 7%. Lender cured the Ground Lease default, and the Ground Lease is in good standing. Lender has retained CBRE who is currently marketing the Property for

	sale/disposition. A sale date in late 1Q2026 is projec ted.

04A2EMPC
	30311574	Various	Various	06/21/23	7
3

12/01/2025 - The REO Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union Square

Market in San Francisco, CA. Lender completed the foreclosure action on 11/12/2025. Lender is working with the Receiver to finalize the court appointed receivership within 60 days of the sale. Management and Leasing continue to be handled by JLL who was working with the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until Bloomingdales (non-owned anchor) closed on April 13, 2025. Most tenants at the Property exercised co-tenancy lease termina tion rights and physical occupancy is below 7%. Lender cured the Ground Lease default, and the Ground Lease is in good standing. Lender has retained CBRE who is currently marketing the Property for

	sale/disposition. A sale date in late 1Q2026 is projec ted.

04A2SFCC
	30311575	Various	Various	06/21/23	7
2

12/01/2025 - The REO Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union Square

Market in San Francisco, CA. Lender completed the foreclosure action on 11/12/2025. Lender is working with the Receiver to finalize the court appointed receivership within 60 days of the sale. Management and Leasing continue to be handled by JLL who was working with the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until Bloomingdales (non-owned anchor) closed on April 13, 2025. Most tenants at the Property exercised co-tenancy lease termina tion rights and physical occupancy is below 7%. Lender cured the Ground Lease default, and the Ground Lease is in good standing. Lender has retained CBRE who is currently marketing the Property for

	sale/disposition. A sale date in late 1Q2026 is projec ted.

04A2SFCC
	30311576	Various	Various	06/21/23	7
3

12/01/2025 - The REO Property is a portion of a super regional mall and office property consisting of approximately 1.510 million square feet in two (2) nine-story buildings connected on floors 1-5 and two floors below grade, in the Union Square

Market in San Francisco, CA. Lender completed the foreclosure action on 11/12/2025. Lender is working with the Receiver to finalize the court appointed receivership within 60 days of the sale. Management and Leasing continue to be handled by JLL who was working with the Receiver to stabilize the property. Major lease negotiations to backfill Nordstroms and Century theatre were active until Bloomingdales (non-owned anchor) closed on April 13, 2025. Most tenants at the Property exercised co-tenancy lease termina tion rights and physical occupancy is below 7%. Lender cured the Ground Lease default, and the Ground Lease is in good standing. Lender has retained CBRE who is currently marketing the Property for

	sale/disposition. A sale date in late 1Q2026 is projec ted.

5	30311578	OF	CA	10/29/24	1

2/11/2026- Loan transferred to Special Servicing effective 10/29/2024 due to imminent monetary default. The subject is a 28-story, Class A office building located in Oakland, CA. The property is comprised of 528,158 SF and is 55% occupied as

	of the Januar y 2026 rent roll. Asset Manager involved in discussions with the Borrower over a potential loan modification.

12	30311616	OF	NJ	08/02/23	2

2/11/2026- The asset transferred to Special Servicing effective 8/2/2023 due to imminent monetary default. Key was named SS 03/15/2024. The #2 tenant vacated at lease expiration in Dec. 2023. The loan is secured by the leasehold interests in

	five office p roperties located in Princeton, NJ. A receiver has been appointed to manage the properties. The properties have been listed for sale.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
20	30311590	OF	AZ	05/23/24	2

2/11/2026- The asset transferred to Special Servicing effective 5/24/2024 due to imminent monetary default. The Borrower requested a transfer to Special Servicing. The loan is secured by an office property located in Mesa, AZ. The property went into monet ary default after the sole tenant vacated effective September 2024. A receiver has been appointed to manage the property. The property has been listed for sale.

35	30311577	OF	CA	01/14/26	98
The loan is transferring to the Special Servicer, LNR Partners, LLC, due to Maturity Default. The loan matured 1/6/2026. Related Loans: 03031157 A-2; 030311655 A-3.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	30311404	40,000,000.00	4.92000%	40,000,000.00	4.92000%	10	08/11/20	04/06/20	09/01/20
10	30311583	38,150,000.00	4.30000%	38,150,000.00	4.30000%	8	12/18/20	12/01/20	01/07/21
23	30311591	17,944,795.16	4.70000%	17,944,795.16	4.70000%	8	03/26/21	03/26/21	03/31/21
23	30311591	0.00	4.70000%	0.00	4.70000%	1	09/15/21	09/01/21	09/28/21
26	30311593	16,316,157.14	4.90000%	16,316,157.14	4.90000%	8	03/26/21	04/01/21	03/30/21
26	30311593	0.00	4.90000%	0.00	4.90000%	1	09/15/21	09/01/21	09/28/21
39	30311599	8,086,296.36	4.90000%	8,086,296.36	4.90000%	8	03/26/21	04/01/20	03/30/21
39	30311599	0.00	4.90000%	0.00	4.90000%	1	09/15/21	09/01/21	09/28/21
46	30311611	0.00	5.02000%	0.00	5.02000%	8	09/03/21	09/03/21	09/17/21
50	30311614	0.00	5.35000%	0.00	5.35000%	8	08/09/21	06/17/21	10/21/21
Totals		78,150,000.00		78,150,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
16	30311586 09/15/23	21,601,398.57	0.00	14,415,827.91	926,580.79	14,415,827.91	13,489,247.12	8,112,151.45	0.00	148,658.57	7,963,492.88	31.85%
27	30311594 10/17/23	18,000,000.00	10,700,000.00	12,062,844.05	3,036,237.63	12,062,844.05	9,026,606.42	8,973,393.58	0.00	(1,235.00)	8,974,628.58	49.85%
36	30311606 10/17/22	8,750,783.81	0.00	2.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		48,352,182.38	10,700,000.00	26,478,674.94	3,962,818.42	26,478,671.96	22,515,853.54	17,085,545.03	0.00	147,423.57	16,938,121.46

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/17/26	0.00	(86,035.32)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/26	0.00	(84,855.72)	0.00	0.00	0.00	0.00	0.00	0.00
		01/16/26	0.00	(82,645.14)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/25	0.00	(80,002.10)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/25	0.00	(80,417.95)	0.00	0.00	0.00	0.00	0.00	0.00
		10/20/25	0.00	(75,551.49)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/25	0.00	(72,137.68)	0.00	0.00	0.00	0.00	0.00	0.00
		08/15/25	0.00	(71,897.91)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/25	0.00	(69,341.21)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/25	0.00	(71,403.66)	0.00	0.00	0.00	0.00	0.00	0.00
		05/16/25	0.00	(68,868.65)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/25	0.00	(70,917.15)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/25	0.00	(68,238.78)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/25	0.00	(68,254.65)	0.00	0.00	0.00	0.00	0.00	0.00
		01/17/25	0.00	(68,024.91)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/24	0.00	(67,713.77)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/24	0.00	(69,735.90)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/24	0.00	(67,259.64)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/24	0.00	(69,259.56)	0.00	0.00	0.00	0.00	0.00	0.00
		08/16/24	0.00	(69,018.79)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/24	0.00	(66,568.32)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/24	0.00	(68,548.00)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/24	0.00	(66,114.12)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/24	0.00	(68,080.15)	0.00	0.00	0.00	0.00	0.00	0.00
		03/15/24	0.00	(65,665.16)	0.00	0.00	0.00	0.00	0.00	0.00
		02/16/24	0.00	(65,442.15)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/24	0.00	(67,387.99)	0.00	0.00	0.00	0.00	0.00	0.00
		12/15/23	0.00	(64,994.98)	0.00	0.00	0.00	0.00	0.00	0.00
		11/17/23	0.00	(66,927.40)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	(33,876.69)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/15/23	0.00	(5,863.85)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(5,843.45)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(5,635.96)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(5,783.67)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(5,578.30)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(5,744.17)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(5,540.78)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/23	0.00	(5,521.59)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/23	0.00	(5,502.98)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(5,484.47)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	(5,647.53)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(5,488.06)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(5,651.09)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(5,631.26)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(5,431.13)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(5,592.46)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/22	0.00	(5,393.71)	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	(5,553.92)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/22	0.00	(5,357.13)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/22	0.00	(5,338.41)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	(5,320.27)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/21	0.00	(5,316.07)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/21	0.00	(4,273.18)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(4,135.59)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(4,251.85)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(4,236.75)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(2,337.60)	0.00	0.00	0.00	0.00	0.00	0.00
16	30311586	10/17/23	0.00	0.00	7,963,492.88	0.00	0.00	(148,658.57)	0.00	0.00	7,963,492.88
		09/15/23	0.00	0.00	8,112,151.45	0.00	0.00	8,112,151.45	0.00	0.00
27	30311594	07/17/25	0.00	0.00	8,974,628.58	0.00	0.00	1,235.00	0.00	0.00	8,974,628.58

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
27	30311594	10/17/23	0.00	0.00	8,973,393.58	0.00	0.00	8,973,393.58	0.00	0.00
36	30311606	10/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(86,035.32)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(2,236,640.17)	16,938,121.46	0.00	0.00	16,938,121.46	0.00	0.00	16,938,121.46

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
04A2EMPC	0.00	0.00	1,264.93	0.00	0.00	0.00	0.00	17,172.75	0.00	0.00	0.00	0.00
04A2EMPC	0.00	0.00	4,568.40	0.00	0.00	0.00	0.00	62,020.59	0.00	0.00	0.00	0.00
04A2SFCC2	0.00	0.00	4,568.40	0.00	0.00	0.00	0.00	62,020.59	0.00	0.00	0.00	0.00
04A2SFCC3	0.00	0.00	1,264.93	0.00	0.00	0.00	0.00	17,172.75	0.00	0.00	0.00	0.00
5	0.00	0.00	11,666.67	0.00	0.00	0.00	0.00	0.00	1.69	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	2,127.77	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	5,517.08	0.00	0.00	0.00	0.00	103,279.78	0.00	0.00	0.00	0.00
20	0.00	0.00	3,590.22	0.00	0.00	0.00	0.00	64,623.91	0.00	0.00	0.00	0.00
35	0.00	0.00	3,141.05	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(3,455.90)	0.00	0.00	0.00
Total	0.00	0.00	35,581.68	0.00	2,127.77	0.00	0.00	326,290.35	(3,454.21)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		360,545.59

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30